GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.72%
33,000	Koninklijke DSM NV	$ 6,599,187
3,108	LG Chem Ltd	2,015,758
14,711	Linde PLC	4,315,913
71,920	Symrise AG	9,426,605
100,000	Umicore SA	5,915,941
		28,273,404
Communications — 7.92%
114,652	Alibaba Group Holding Ltd(a)	2,122,660
1,000,000	Ascential PLC(a)	5,513,108
300,000	CyberAgent Inc(b)	5,787,747
42,704	Delivery Hero SE(a)(c)	5,447,098
3,400	MercadoLibre Inc(a)	5,709,960
19,896	Sea Ltd ADR(a)	6,341,452
4,000	Shopify Inc Class A(a)	5,423,120
46,300	Tencent Holdings Ltd	2,764,053
		39,109,198
Consumer, Cyclical — 12.16%
17,772	adidas AG	5,584,948
1,700,000	boohoo Group PLC(a)	4,959,416
100,000	CTS Eventim AG & Co KGaA(a)	7,523,962
72,462	Ferguson PLC	10,054,447
67,000	GN Store Nord AS	4,633,930
15,436	LVMH Moet Hennessy Louis Vuitton SE	11,056,215
16,300	Shimano Inc	4,762,652
71,900	Sony Group Corp	7,982,249
38,760	Zalando SE(a)(c)	3,534,960
		60,092,779
Consumer, Non-Cyclical — 28.52%
4,466	Adyen NV(a)(c)	12,484,051
75,000	Alcon Inc	6,072,806
110,000	Amadeus IT Group SA(a)	7,234,876
11,643	Argenx SE(a)(b)	3,518,304
989,600	Budweiser Brewing Co APAC Ltd(c)	2,513,626
32,000	Cochlear Ltd	5,006,809
43,729	CSL Ltd	9,136,366
187,701	Diageo PLC	9,086,287
140,000	Experian PLC	5,862,734
24,630	Genmab A/S(a)	10,761,387
180,000	Hikma Pharmaceuticals PLC	5,918,874
138,472	IDP Education Ltd	3,352,840
52,754	Intertek Group PLC	3,526,806
96,700	Kyowa Kirin Co Ltd	3,486,059
8,573	Lonza Group AG	6,430,691
17,934	L'Oreal SA	7,421,135
123,040	Nestle SA	14,825,098
105,621	Novo Nordisk A/S Class B	10,180,763
220,838	RELX PLC	6,354,139
2,192	Straumann Holding AG	3,931,270
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
30,400	Sysmex Corp	$ 3,775,940
		140,880,861
Financial — 8.99%
707,400	AIA Group Ltd	8,138,218
30,000	Deutsche Boerse AG	4,867,981
330,000	FinecoBank Banca Fineco SpA(a)	5,960,399
51,895	HDFC Bank Ltd ADR	3,793,006
114,300	Hong Kong Exchanges & Clearing Ltd	7,023,793
210,000	Intermediate Capital Group PLC	5,747,547
45,824	London Stock Exchange Group PLC	4,590,710
2,743	Partners Group Holding AG	4,280,834
		44,402,488
Industrial — 17.22%
164,203	Assa Abloy AB Class B	4,762,972
93,365	Atlas Copco AB Class A	5,637,906
176,232	Cellnex Telecom SA(c)	10,880,535
23,700	Daikin Industries Ltd	5,167,512
26,000	DSV A/S	6,223,462
48,300	Hoya Corp	7,535,709
143,375	InPost SA(a)	2,379,075
14,200	Keyence Corp	8,475,570
53,266	Kone OYJ Class B	3,741,837
77,000	Makita Corp	4,233,663
30,000	MTU Aero Engines AG	6,744,633
35,723	Safran SA	4,518,252
32,973	Schneider Electric SE	5,491,767
15,000	Sika AG	4,742,598
7,300	SMC Corp	4,554,547
		85,090,038
Technology — 15.00%
5,684	Allfunds Group PLC(a)	110,480
29,242	ASML Holding NV	21,845,406
129,997	AVEVA Group PLC	6,281,161
4,200	Bilibili Inc Class Z(a)	277,867
31,334	Bilibili Inc Sponsored ADR(a)	2,073,371
22,970	Capgemini SE	4,763,428
260,000	Clarivate PLC(a)	5,694,000
45,000	CyberArk Software Ltd(a)	7,101,900
167,903	Keywords Studios PLC(a)	6,583,367
146,907	Oxford Nanopore Technologies PLC(a)	1,212,596
57,872	Samsung Electronics Co Ltd	3,587,753
50,000	SimCorp A/S	5,907,699
26,329	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	2,939,633
12,900	Tokyo Electron Ltd	5,698,946
		74,077,607

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Utilities — 0.70%
26,313	Orsted AS(c)	$ 3,468,439
TOTAL COMMON STOCK — 96.23% (Cost $323,522,402)		$475,394,814
PREFERRED STOCK
Industrial — 0.63%
4,926	Sartorius AG	3,135,924
TOTAL PREFERRED STOCK — 0.63% (Cost $1,716,266)		$3,135,924
GOVERNMENT MONEY MARKET MUTUAL FUNDS
752,000	BlackRock FedFund Institutional Class(d), 0.03%(e)	752,000
620,000	Federated Hermes Government Obligations Fund Premier Shares(d), 0.03%(e)	620,000
550,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(d), 0.01%(e)	550,000
808,000	Goldman Sachs Financial Square Government Fund Institutional Class(d), 0.03%(e)	808,000
650,000	Invesco Government & Agency Portfolio Institutional Class(d), 0.03%(e)	650,000
833,000	JPMorgan U.S. Government Money Market Fund Capital Shares(d), 0.03%(e)	833,000
778,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(d), 0.03%(e)	778,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.01% (Cost $4,991,000)		$4,991,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.78%
$2,100,233	Undivided interest of 2.28% in a repurchase agreement (principal amount/value $92,234,491 with a maturity value of $92,234,619) with RBC Capital Markets Corp, 0.05%, dated 9/30/21 to be repurchased at $2,100,233 on 10/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/21 - 5/1/58, with a value of $94,079,185.(d)	$ 2,100,233
1,752,113	Undivided interest of 2.31% in a repurchase agreement (principal amount/value $75,803,310 with a maturity value of $75,803,415) with Bank of America Securities Inc, 0.05%, dated 9/30/21 to be repurchased at $1,752,113 on 10/1/21 collateralized by Federal National Mortgage Association securities, 1.50% - 5.00%, 9/1/31 - 7/1/60, with a value of $77,319,376.(d)	1,752,113
TOTAL SHORT TERM INVESTMENTS — 0.78% (Cost $3,852,346)		$3,852,346
TOTAL INVESTMENTS — 98.65% (Cost $334,082,014)		$487,374,084
OTHER ASSETS & LIABILITIES, NET — 1.35%		$6,647,368
TOTAL NET ASSETS — 100.00%		$494,021,452

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2021.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of September 30, 2021.
ADR	American Depositary Receipt
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Summary of Investments by Country as of September 30, 2021.
Country	Fair Value	Percentage of Fund Investments
United Kingdom	$73,365,483	15.05%
Japan	61,460,595	12.61
Germany	46,266,111	9.49
Netherlands	44,446,947	9.12
Denmark	41,175,680	8.45
Switzerland	40,283,298	8.27
France	33,250,797	6.82
Spain	18,115,411	3.72
Hong Kong	17,675,637	3.63
Australia	17,496,015	3.59
Ireland	12,446,100	2.55
Sweden	10,400,879	2.13
United States	8,843,346	1.82
China	7,237,951	1.49
Israel	7,101,900	1.46
Singapore	6,341,452	1.30
Italy	5,960,399	1.22
Belgium	5,915,941	1.21
Argentina	5,709,960	1.17
South Korea	5,603,511	1.15
Canada	5,423,120	1.11
India	3,793,006	0.78
Finland	3,741,837	0.77
Taiwan	2,939,633	0.60
Poland	2,379,075	0.49
Total	$487,374,084	100.00%
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$60,856,257	$414,538,557	$—	$475,394,814
Preferred Stock	—	3,135,924	—	3,135,924
Government Money Market Mutual Funds	4,991,000	—	—	4,991,000
Short Term Investments	—	3,852,346	—	3,852,346
Total Assets	$65,847,257	$421,526,827	$0	$487,374,084
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2021